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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.

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1. Name and address of issuer:  Excelsior Institutional Trust
                                73 Tremont Street
                                Boston, MA 02108

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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities, check the box
but do not list series or classes):    [ X ]


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3. Investment Company Act File Number:  811-8490

   Securities Act File Number:          33-78264

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4(a). Last day of fiscal year for which this Form is filed:   MARCH 31, 1999

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4(b).[ ]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ]  Check box if this is the last time the issuer will be filing this
          Form.

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5. Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24f-2:                           $292,389,487
                                                                                   ------------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                                  $174,731,834
                                                                                   ------------

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:                                           $ 10,007,274
                                                                                   ------------

       (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                              -$184,739,108
                                                                                                             ------------

       (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                                          $107,650,379
                                                                                                             ------------

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       (vi)   Redemption credits available for use in future years                 n/a
              -- if Item 5(i) is less than Item 5(iv) [subtract Item               ---
              5(iv) from Item 5(i)]:
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       (vii)  Multiplier for determining registration fee (See
              Instruction C.9):                                                                              x    .000278
                                                                                                             ------------


       (viii) Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                                                          $  29,926.81
                                                                                                             ------------

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

6. Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
           n/a  .  If there is a number of shares or other units
      -----------
      that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal
      years, then state that number here:      n/a      .
                                         ----------------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                            +$             n/a
                                                                --------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:


                                                             $       29,926.81
                                                                --------------

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9. Date the registration fee and any interest payment was sent to the
   Commissions's lockbox depository:

     June 14, 1999

     Method of Delivery:

              [X]  Wire Transfer
              [ ]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ JOHN M. CORCORAN, ASSISTANT TREASURER
                             -----------------------------------------

                             JOHN M. CORCORAN, ASSISTANT TREASURER
                             -------------------------------------

Date June 14, 1999
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 *Please print the name and title of the signing officer below the signature.